Note 6 - Long Term Debt, and Financial Instruments Carried at Fair Value	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Long-term Debt [Text Block]
6—
LONG TERM DEBT, AND FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE

6
-
1
Long-term debt:

	06-30-2017	12-31-2016
Japanese yen term loan	73	119
Germany term loan	307	352
Italy term loan	103	128
Total long term debt	483	599
Less current portion	(213)	(215)
Total long-term portion	270	384

As of
June 30, 2017,
long-term debt in Japan consists of
2
loans in Yen with the following conditions:

	Initial Amount	Maturation	Interest rate
EDAP Technomed Co. Ltd	55,000,000	June 30, 2018	1.80%
	10,000,000	June 30, 2018	2.10%

As of
December 31, 2016,
long-term debt in Japan consists of
2
loans in Yen with the following conditions:

	Amount	Maturation	Interest rate
EDAP Technomed Co. Ltd	55,000,000	June 30, 2018	1.80%
	10,000,000	June 30, 2018	2.10%

As of
June 30, 2017
and
2016,
long-term debt in Germany consists of a loan in euro of an initial amount of
€450
thousand with an interest rate at
2.49%
due to mature on
November 30, 2020.
This loan is pledged by an HIFU equipment with a purchase value of
€450
thousand and receivables amounting
€391
thousand.

As of
June 30, 2017
and
2016,
long-term debt in Italy consists of a loan in euro of an initial amount of
€242
thousand with an interest rate at Euribor
1
month +
4.5%
due to mature on
June 6, 2019.

6
-
2
Financial instruments carried at fair value:

	06-30-2017	12-31-2016

Investor Warrants	2,235	3,921
Total	2,235	3,921
Less current portion	-	(640)
Total long-term portion	2,235	3,281

On
March 28, 2012,
pursuant to a securities purchase agreement dated
March 22, 2012,
as amended, the Company issued
2,812,500
ordinary shares in the form of ADSs to selected institutional investors in a registered direct placement (the
“March 2012
Placement”), at a price of
$2.00
per share, with warrants attached (the
“March 2012
Investor Warrants”). The
March 2012
Investor Warrants allow investors to purchase up to
1,406,250
shares in the form of ADSs at an exercise price of
$2.75.
The
March 2012
Investor Warrants were exercisable immediately and expired on
March 28, 2017.
The Company also issued warrants to purchase up to
168,750
shares in the form of ADSs to the placement agent, Rodman & Renshaw LLC, with an exercise price of
$2.50
(the
“March 2012
Placement Agent Warrants” and together with the Investor Warrants, the
“March 2012
Warrants”). The
March 2012
Placement Agent Warrants were exercisable from
September 24, 2012
and expired on
October 21, 2016.
Total gross proceeds for the placement amounted to
$5.625
million (€
4.214
million) out of which
$2.429
million (
€1.821
million) allocated to the Investor and Placement Agent Warrants based on their fair value and accounted for as liability, and the remaining
$3.196
million (
€2.393
million) allocated to the share capital increase.

The form of the securities purchase agreement and the form of Investor Warrant were furnished to the SEC on our report on Form
6
-K dated
March 28, 2012.

The Company determined that the
March 2012
Warrants to purchase up to
1,575,000
new ordinary shares of the Company (
1,406,250
shares underlying the
March 2012
Investor Warrants and
168,750
shares underlying the
March 2012
Placement Agent Warrants) should be accounted for as a liability.

On
May 28, 2013,
pursuant to a securities purchase agreement dated
May 20, 2013,
as amended, the Company issued
3,000,000
ordinary shares in the form of ADSs to selected institutional investors in a registered direct placement (the
“May 2013
Placement”), at a price of
$4.00
per share, with warrants attached (the
“May 2013
Investor Warrants”). The
May 2013
Investor Warrants allow investors to purchase up to
1,500,000
shares in the form of ADSs at an exercise price of
$4.25.
The
May 2013
Investor Warrants are exercisable from
November 29, 2013
and expire on
November 29, 2018.
The Company also issued warrants to purchase up to
180,000
shares in the form of ADSs to the placement agent, H.C. Wainwright & Co., LLC, with an exercise price of
$5.00
per share (the
“May 2013
Placement Agent Warrants” and together with the Investor Warrants, the
“May 2013
Warrants”). The
May 2013
Placement Agent Warrants were exercisable from
November 29, 2013
and expired on
May 28, 2016.
As the
May 2013
Warrants comprised the same structure and provisions than the
March 2012
Warrants, including an exercise price determined in U.S. dollars while the functional currency of the Company is the Euro, the Company determined that the
May 2013
Warrants should be accounted for as a liability. Total gross proceeds for the placement amounted to
$12.0
million (€
9.270
million), out of which
$3.817
million (
€2.950
million) allocated to the Investor and Placement Agent Warrants based on their fair value and accounted for as liability, and the remaining
$8.183
million (
€6.320
million) allocated to the share capital increase. The form of the securities purchase agreement and the form of Investor Warrant were furnished to the SEC on our report on Form
6
-K dated
May 28, 2013.

The Company used the Black-Scholes pricing model to value the
May 2013
Warrants at inception, with changes in fair value recorded as a financial expense or income.

On
April 14, 2016,
pursuant to a securities purchase agreement dated
April 7, 2016,
the Company issued
3,283,284
ordinary shares in the form of ADSs to selected institutional investors in a registered direct placement (the
“April 2016
Placement”), at a price of
$3.50
per share, with warrants attached (the
“April 2016
Investor Warrants”). The
April 2016
Investor Warrants allow investors to purchase up to
3,283,284
shares in the form of ADSs at an exercise price of
$4.50.
The
April 2016
Investor Warrants are exercisable from
October 14, 2016
and expire on
October 14, 2018.
As the
April 2016
Warrants comprised the same structure and provisions than the
March 2012
and
May 2013
Warrants, including an exercise price determined in U.S. dollars while the functional currency of the Company is the Euro, the Company determined that the
April 2016
Warrants should be accounted for as a liability. Total gross proceeds for the placement amounted to
$11.5
million (€
10.2
million), out of which
$3.578
million (
€3.168
million) allocated to the Investor Warrants based on their fair value and accounted for as liability, and the remaining
$7.913
million (
€7.006
million) allocated to the share capital increase. The form of the securities purchase agreement and the form of Investor Warrant were furnished to the SEC on our report on Form
6
-K dated
April 14, 2016.

The Company used the Black-Scholes pricing model to value the
April 2016
Warrants at inception, with changes in fair value recorded as a financial expense or income.

Fair Value of the
March 2012
Investor Warrants:

The valuation model of the Investor Warrants uses the following main assumptions and parameters based on a Black-Scholes model. Note that Warrant’s maturity is assumed to be their legal duration as per Warrant contract.

	At inception date	June 30, 2017	December 31, 2016
Share price at closing date	$1.95	-	$3.28
Strike price of warrants	$2.75	-	$2.75
Risk free interest rate at 5 years	1,05%	-	0%
Share price volatility	120%	-	60.2%
Dividend rates	0%	-	0%
Unit fair value	$1.55	-	$0.69
Total fair value (in thousand)	$2.17	-	$675
Total equivalent amount (in thousand €)	€1,629	-	€1,640

As of
June 30, 2017,
all of the
March 2012
placement agent warrants were exercised.

Fair Value of the
May 2013
Investor Warrants:

The valuation model of the Investor Warrants uses the following main assumptions and parameters based on a Black-Scholes model. Note that Warrant’s maturity is assumed to be their legal duration as per Warrant contract.

	At inception date	June 30, 2017	December 31, 2016
Share price at closing date	$3.96	$3.30	$3.28
Strike price of warrants	$4.25	$4.25	$4.25
Risk free interest rate at 5.5 years	1.07%	0%	0%
Share price volatility	71%	57.4%	60.2%
Dividend rates	0%	0%	0%
Unit fair value	$2.35	$0.60	$0.79
Total fair value (in thousand)	$3.525	$899	$1,179
Total equivalent amount (in thousand €)	€2,725	€788	€1,119

Fair Value of the
April 2016
Investor Warrants:

	At inception date	June 30, 2017	December 31, 2016
Share price at closing date	3.64	3.30	3.28
Strike price of warrants	$4.50	$4.50	$4.50
Risk free interest rate at 2.5 years	0%	0%	0%
Share price volatility	60.20%	57.4%	60.20%
Dividend rates	0%	-	0%
Unit fair value	$1.09	0.50	$0.69
Total fair value (in thousand)	$3.579	$1,651	$2,279
Total equivalent amount (in thousand €)	€3,168	€1,447	€2,162

Long-term debt and financial instruments carried at fair value at
June 30, 2016
mature as follows:

2017	100
2018	2,419
2019	116
2020	83
Total	2,718